SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Trade Payables And Accrued Liabilities
Trade accounts payable	$ 573,608	$ 362,890
Accrued liabilities	526,842	402,540
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 1,134,159	$ 799,139